Deferred grants (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Deferred Grants

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
At January 1	676,728	541,610	85,668
Received during the year	52,241	50,582	8,000
Grant receivable	129	—	—
Grant disbursed to partner of joint project	(48,632)	(16,270)	(2,573)
Released to consolidated statement of profit or loss	(138,856)	(151,782)	(24,008)

At December 31	541,610	424,140	67,087

Current (Note 22)	23,468	12,482	1,974
Non-current	518,142	411,658	65,113

	541,610	424,140	67,087